SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
Corporate Information And Statement Of IFRS Compliance [Abstract]
Disclosure of interests in subsidiaries
The following provides information about our partnership's wholly-owned subsidiaries as of December 31, 2017 and 2016:

Defined Name	Name of entity	Country of incorporation	Voting interest (%)		Economic interest (%)
			2017	2016	2017	2016
Business Services
Financial advisory services business	BFIN	Canada	100%	100%	100%	100%
Residential real estate services business	Brookfield RPS Limited	Canada	100%	100%	100%	100%
Construction Services
Construction services business	Multiplex	Australia	100%	100%	100%	100%

The following table presents details of non-wholly owned subsidiaries of our partnership:

Defined Name	Name of entity	Country of incorporation	Voting interest (%)		Economic interest (%)
			2017	2016	2017	2016
Business Services
Condominium management services business	Crossbridge Condominium Services Ltd.	Canada	90%	80%	90%	80%
IT storage facilities management business	WatServ	Canada	75%	75%	75%	75%
Fuel marketing business	BG Fuels	Canada	100%	—	26%	—
Australian facilities management business	BGIS Australia Pty Ltd.	Australia	100%	100%	26%	26%
Canadian facilities management business	BGIS Global Integrated Solutions Canada L.P.	Canada	100%	100%	26%	26%
Cold storage logistics	Nova Cold Logistics	Canada	100%	100%	25%	25%
Road fuel distribution business	Greenergy Fuels Holding Limited	United Kingdom	85%	—	14%	—
Industrial operations
Limestone mining operations	Hammerstone Corporation	Canada	100%	100%	39%	39%
Graphite electrode manufacturing business	GrafTech International Ltd.	United States of America	100%	100%	34%	34%
Water distribution and sewage treatment company	BRK Ambiental	Brazil	70%	—	26%	—
Infrastructure support products manufacturing business	Armtec L.P.	Canada	100%	100%	25%	25%
Palladium mining operation	North American Palladium Ltd.	Canada	92%	92%	23%	23%
Energy
Canadian well-servicing operation	CWC Energy Services Corp.	Canada	78%	72%	56%	39%
Canadian energy operation	Ember Resources Inc.	Canada	100%	100%	41%	41%
The following tables present the gross assets and liabilities as well as gross amounts of revenue, net income, other comprehensive income and distributions from the partnership’s investments in material non-wholly owned subsidiaries for the years ended December 31, 2017, 2016 and 2015:

	Year Ended December 31, 2017
	Total							Profit/(loss) allocated to others ownership interest	Distributions to others ownership interest	Equity to others ownership interest
(US$ MILLIONS)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Revenue	Profit/(loss)	OCI
Business services	$2,606	$1,744	$2,774	$948	$15,676	$45	$11	$35	$46	$476
Industrial operations	1,016	4,820	582	2,600	1,646	15	(20)	18	25	1,988
Energy	79	992	322	131	267	(19)	61	(14)	—	350
Total	$3,701	$7,556	$3,678	$3,679	$17,589	$41	$52	$39	$71	$2,814

	Year Ended December 31, 2016
	Total							Profit/(loss) allocated to others ownership interest	Distributions to others ownership interest	Equity to others ownership interest
(US$ MILLIONS)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Revenue	Profit/(loss)	OCI
Business services	$437	$494	$402	$253	$1,347	$25	$5	$15	$8	$198
Industrial operations	728	1,262	282	563	1,279	(226)	28	(148)	—	774
Energy	47	1,087	67	459	212	(97)	14	(58)	10	357
Total	$1,212	$2,843	$751	$1,275	$2,838	$(298)	$47	$(191)	$18	$1,329

	Year Ended December 31, 2015
	Total							Profit/(loss) allocated to others ownership interest	Distributions to others ownership interest	Equity to others ownership interest
(US$ MILLIONS)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Revenue	Profit/(loss)	OCI
Business services	$274	$420	$232	$213	$917	$126	$(24)	$15	$13	$152
Industrial operations	692	1,499	287	817	855	(31)	(58)	(18)	3	673
Energy	54	1,190	33	524	314	70	(120)	40	2	407
Total	$1,020	$3,109	$552	$1,554	$2,086	$165	$(202)	$37	$18	$1,232
The following table outlines the composition of accumulated non-controlling interest ("NCI") related to the interest of others presented in the partnership's Consolidated Statements of Financial Position:

(US$ MILLIONS)	2017	2016
NCI related to material non-wholly owned subsidiaries
Business services	$476	$198
Industrial operations	1,988	774
Energy	350	357
Total NCI in material non-wholly owned subsidiaries	$2,814	$1,329
Total individually immaterial NCI balances	212	208
Total NCI	$3,026	$1,537

Disclosure of detailed information about property, plant and equipment
Depreciation of an asset commences when it is available for use. PP&E are depreciated on a straight line basis over the estimated useful lives of each component of the assets as follows:

Buildings	Up to 50 years
Leasehold improvements	Up to 40 years but not exceeding the term of the lease
Machinery and equipment	Up to 20 years
Oil and gas related equipment	Up to 10 years

(US$ MILLIONS)	Land	Building	Machinery and Equipment	Oil and Gas Properties	Mineral Property Assets	Others	Total Assets
Gross Carrying Amount
Balance at January 1, 2016	$102	$223	$941	$1,362	$250	$81	$2,959
Additions (cash and non-cash)	—	2	73	15	34	10	134
Disposals (cash and non-cash)	—	(1)	(19)	(87)	(1)	(5)	(113)
Acquisitions through business combinations (1)	—	—	—	—	—	—	—
Transfers and assets reclassified as held for sale (4)	(20)	(65)	(81)	—	—	(31)	(197)
Net foreign currency exchange differences	7	4	3	43	7	2	66
Balance at December 31, 2016	$89	$163	$917	$1,333	$290	$57	$2,849
Additions (cash and non-cash)	—	24	105	19	29	18	195
Disposals (cash and non-cash)	—	—	(22)	(251)	—	(2)	(275)
Acquisitions through business combinations (1)	21	211	245	—	—	26	503
Transfers and assets reclassified as held for sale (4)	(12)	(3)	7	—	(7)	(1)	(16)
Net foreign currency exchange differences	5	2	58	80	23	1	169
Balances at December 31, 2017	$103	$397	$1,310	$1,181	$335	$99	$3,425
Accumulated Depreciation and Impairment
Balance at January 1, 2016	$—	$(37)	$(184)	$(323)	$(9)	$(42)	(595)
Depreciation/depletion/impairment expense	—	(9)	(90)	(94)	(13)	(10)	(216)
Disposals	—	—	10	—	—	4	14
Transfers and assets reclassified as held for sale (4)	—	17	17	—	—	25	59
Net foreign currency exchange differences	—	—	(6)	(8)	—	(1)	(15)
Balances at December 31, 2016 (2) (3)	$—	$(29)	$(253)	$(425)	$(22)	$(24)	$(753)
Depreciation/depletion/impairment expense	—	(15)	(106)	—	(17)	(13)	(151)
Disposals	—	—	16	35	—	1	52
Transfers and assets reclassified as held for sale (4)	—	—	(4)	—	5	—	1
Net foreign currency exchange differences	—	—	(17)	(24)	(2)	(1)	(44)
Balances at December 31, 2017 (2) (3)	$—	$(44)	$(364)	$(414)	$(36)	$(37)	$(895)
Net book value
December 31, 2016	$89	$134	$664	$908	$268	$33	$2,096
December 31, 2017	$103	$353	$946	$767	$299	$62	$2,530
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(1)	See Note 3 for additional information.

(2)	Includes accumulated impairment losses of $6 million (2016: $6 million) for machinery and equipment and $57 million (2016: $86 million) for oil and gas properties.

(3)	As at December 31, 2017 a total of $745 million (2016: $925 million) of future development costs were included in the depletion calculation.

(4)	See Note 8 for additional information.

Disclosure of detailed information about intangible asset amortization periods
Intangible assets are amortized on a straight line basis over the following periods:

Water and sewage concession agreements	Up to 40 years
Computer software	Up to 10 years
Customer relationships	Up to 30 years
Patents, trademarks and proprietary technology	Up to 40 years
Product development costs	Up to 5 years
Distribution networks	Up to 25 years
Loyalty program	Up to 15 years

Explanation of measurement bases used in preparing financial statements
The following summarizes the partnership’s classification and measurement of financial assets and liabilities:

	Classification	Measurement	Statement of Financial Position Account
Financial assets
Cash and cash equivalents	Loans and receivables	Amortized cost	Cash and cash equivalents
Accounts receivable	Loans and receivables / FVTPL (1)	Amortized cost / Fair value	Accounts and other receivable, net
Restricted cash and deposits	Loans and receivables	Amortized cost	Financial assets
Equity securities designated as available-for-sale ("AFS")	AFS	Fair Value	Financial assets
Derivative Assets	FVTPL (1)	Fair Value	Financial assets
Other financial assets	Loans and Receivables / AFS	Amortized cost / Fair value	Financial assets
Financial liabilities
Borrowings	Other liabilities	Amortized cost	Borrowings
Accounts payable and other	Other liabilities	Amortized cost	Accounts payable and other
Derivative liabilities	FVTPL (1)	Fair value	Accounts payable and other
(1) Fair value through profit or loss, or FVTPL. Derivatives are FVTPL except derivatives in a hedging relationship.